Operating Leases - Summary of Non-cancellable Operating Lease Rentals Payables (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure of operating lease [Line Items]
Total	$ 41,868	$ 44,842
Less Than One Year [Member]
Disclosure of operating lease [Line Items]
Total	5,072	4,825
Between One and Five Years [Member]
Disclosure of operating lease [Line Items]
Total	17,015	16,766
More Than Five Years [Member]
Disclosure of operating lease [Line Items]
Total	$ 19,781	$ 23,251